MUTUAL OF AMERICA

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY
320 PARK AVENUE
NEW YORK NY 10022-6839
212 224 1840
212 224 2518 FAX

AMY LATKIN
VICE PRESIDENT AND
ASSISTANT GENERAL COUNSEL
CORPORATE LAW

July 23, 2012

Via EDGAR correspondence

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Mutual of America Investment Corporation (the “Registrant”)
Post Effective Amendment No. 41 under the Securities Act of 1933 and
Post Effective Amendment No. 42 under the Investment Company Act of 1940 to the
Registration Statement on Form N-1A of
Mutual of America Investment Corporation (File no. 033-06486 and 811-05084)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are: (i) supplements to the Fund’s prospectus; and (ii) an exhibit containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).

Please contact the undersigned at the above telephone number if you have any questions.

Sincerely,

Amy Latkin
Vice President and
Assistant General Counsel